Supplementary Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Payables and Accrued Expenses
Payroll and related amounts	$ 18	$ 11
Accrued expenses	176	158
Other payables and accrued expenses	$ 194	$ 169